Investment in joint ventures accounted for under the equity method: - Condensed statement of financial position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	May 26, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Joint ventures:
Cash and cash equivalents.		$ 6,192,679	$ 4,584,507	$ 4,677,454		$ 3,497,635
Restricted cash and cash equivalents	$ 7,358	165,622	47,332
Other current assets		204,065	181,529
Current assets		7,845,856	6,000,912
Financial liabilities		238,235	175,515
Current liabilities		(2,560,020)	(2,408,222)
Land, furniture and equipment		520,623	558,480	473,238
Long-term debt		(6,488,569)	(6,957,678)
Loan payable to the Company (Note 13.1)		(97,312)	(97,332)
Other non-current liabilities		(6,674,717)	(7,042,598)
Stockholders' equity		$ 38,771,177	$ 36,681,389	$ 33,688,301		$ 22,753,954
Aerostar
Joint ventures:
Cash and cash equivalents.					$ 543,242
Restricted cash and cash equivalents					16,989
Other current assets					142,410
Current assets					702,641
Other current liabilities					(647,896)
Current liabilities					(647,896)
Working capital					54,745
Land, furniture and equipment					135,373
Intangible assets, airport concessions - Net					13,254,582
Other non-current assets					556
Non-current assets					13,445,256
Long-term debt					(6,824,310)
Loan payable to the Company (Note 13.1)					(1,430,310)
Other non-current liabilities					(286,325)
Deferred taxes - Net					(203,502)
Non-current liabilities					(8,744,447)
Stockholders' equity					$ 4,700,809